Debt - Schedule of Maturities of Debt (Details) $ in Millions	Jun. 30, 2022 USD ($)
Debt Disclosure [Abstract]
2022	$ 0.0
2023	1,603.3
2024	0.0
2025	86.4
2026	172.8
Thereafter	0.0
Total principal debt	$ 1,862.5